                               [MULTI-FLEX LOGO]


--------------------------------------------------------------------------------


                                  ANNUAL REPORT

                                DECEMBER 31, 1999




--------------------------------------------------------------------------------




NATIONWIDE(R)
MULTI-FLEX
VARIABLE ACCOUNT
                                                               [NATIONWIDE LOGO]
                                                      NATIONWIDE IS ON YOUR SIDE
                                                            COLUMBUS, OHIO



APO-724-AB (12/99)

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                              [PRESIDENT'S PHOTO]




                              PRESIDENT'S MESSAGE

                We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Multi-Flex Variable Account.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                               /s/Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 10, 2000

--------------------------------------------------------------------------------
                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT


          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      AIM VI - Capital Appreciation Fund (AIMCapAp)
         79,654 shares (cost $2,059,173) ................................................................      $  2,834,091

      AIM VI - International Equity Fund (AIMIntEq)
         10,759 shares (cost $241,078) ..................................................................           315,119

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,302,581 shares (cost $7,946,442) .............................................................         9,378,583

      American Century VP - American Century VP Balanced (ACVPBal)
         4,742 shares (cost $34,508) ....................................................................            36,943

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         2,248,902 shares (cost $22,912,422) ............................................................        33,373,698

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         1,142,984 shares (cost $7,600,648) .............................................................         9,143,871

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,528,115 shares (cost $41,351,853) ............................................................        59,703,455

      Dreyfus Stock Index Fund (DryStkIx)
         3,202,309 shares (cost $82,025,353) ............................................................       123,128,790

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         311,008 shares (cost $11,211,504) ..............................................................        12,399,870

      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         580,383 shares (cost $6,726,250) ...............................................................         6,320,366

      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         1,247,931 shares (cost $67,376,709) ............................................................        82,787,741

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,345,503 shares (cost $108,739,033) ...........................................................       137,432,884

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,219,122 shares (cost $26,942,979) ............................................................        25,098,269

      Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
         381,985 shares (cost $9,253,592) ...............................................................        14,771,357

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,957,893 shares (cost $37,775,858) ............................................................        50,337,441

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         6,810,793 shares (cost $75,473,425) ............................................................        73,488,452



      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         37,199 shares (cost $370,653) ..................................................................           354,133

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         35,526,533 shares (cost $35,526,533) ...........................................................        35,526,533

      Nationwide SAT - Total Return Fund (NSATTotRe)
         21,833,706 shares (cost $270,913,449) ..........................................................       410,692,009

      Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)
         2,335,297 shares (cost $36,028,279) ............................................................        48,784,345

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,327,573 shares (cost $27,287,423) ............................................................        34,503,626

      Templeton VPS - Templeton International Fund - Class I (TemIntFd)
         1,818,977 shares (cost $34,058,942) ............................................................        40,472,243
                                                                                                              -------------
            Total investments ...........................................................................     1,210,883,819
   Accounts receivable ..................................................................................            26,493
                                                                                                              -------------
            Total assets ................................................................................     1,210,910,312
ACCOUNTS PAYABLE ........................................................................................             1,649
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ........................................................................   $ 1,210,908,663
                                                                                                              =============

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  Total                         AIMCapAp
                                                    ------------------------------  ------------------------------
                                                         1999            1998            1999            1998
                                                    --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   18,158,930      20,842,641           1,748           1,303
  Mortality, expense and administration
    charges (note 2).............................      (16,307,075)    (16,314,807)        (21,544)         (6,208)
                                                    --------------  --------------  --------------  --------------
    Net investment activity......................        1,851,855       4,527,834         (19,796)         (4,905)
                                                    --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........      293,370,782     270,437,065         179,274          43,627
  Cost of mutual fund shares sold................     (191,191,387)   (162,114,095)       (149,815)        (39,795)
                                                    --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........      102,179,395     108,322,970          29,459           3,832
  Change in unrealized gain (loss) on investment.       (6,769,371)     (2,435,061)        696,998          77,316
                                                    --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............       95,410,024     105,887,909         726,457          81,148
                                                    --------------  --------------  --------------  --------------
  Reinvested capital gains.......................       34,832,101      45,381,013          54,532          23,090
                                                    --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      132,093,980     155,796,756         761,193          99,333
                                                    --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      120,515,358     171,010,136         511,618         454,482
  Transfers between funds........................                -               -         892,099         374,739
  Redemptions....................................     (297,316,112)   (285,564,514)       (228,058)        (51,115)
  Annuity benefits...............................         (120,625)       (113,703)              -               -
  Annual contract maintenance charge (note 2)....       (1,877,502)     (1,959,464)         (3,883)           (633)
  Contingent deferred sales charges (note 2).....       (1,127,839)       (944,022)         (1,060)           (200)
  Adjustments to maintain reserves...............           23,947           5,561              22               3
                                                    --------------  --------------  --------------  --------------
      Net equity transactions....................     (179,902,773)   (117,566,006)      1,170,738         777,276
                                                    --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      (47,808,793)     38,230,750       1,931,931         876,609
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    1,258,717,456   1,220,486,706         902,179          25,570
                                                    --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............   $1,210,908,663   1,258,717,456       2,834,110         902,179
                                                    ==============  ==============  ==============  ==============





                                                                AIMIntEq                          ACVPAdv
                                                    -------------------------------  ------------------------------
                                                          1999            1998             1999            1998
                                                    --------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       1,705            1,210         285,155         216,901
  Mortality, expense and administration
    charges (note 2).............................           (1,998)            (891)       (128,070)       (124,133)
                                                     -------------   --------------  --------------  --------------
    Net investment activity......................             (293)             319         157,085          92,768
                                                     -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........          120,932           25,294       3,410,634       1,825,984
  Cost of mutual fund shares sold................         (117,864)         (24,275)     (2,779,524)     (1,514,576)
                                                     -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........            3,068            1,019         631,110         311,408
  Change in unrealized gain (loss) on investment.           76,717           (2,795)       (253,879)        252,847
                                                     -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............           79,785           (1,776)        377,231         564,255
                                                     -------------   --------------  --------------  --------------
  Reinvested capital gains.......................            7,154                -         676,891         816,147
                                                     -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........           86,646           (1,457)      1,211,207       1,473,170
                                                     -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................           55,483           46,314         527,093         572,977
  Transfers between funds........................           62,728           93,540        (158,687)       (351,854)
  Redemptions....................................          (28,106)          (5,180)     (2,733,749)     (1,112,420)
  Annuity benefits...............................                -                -             (33)            (23)
  Annual contract maintenance charge (note 2)....             (389)            (171)        (13,901)        (15,231)
  Contingent deferred sales charges (note 2).....              (99)             (39)        (10,734)        (13,255)
  Adjustments to maintain reserves...............               (1)              (4)           (514)             77
                                                     -------------   --------------  --------------  --------------
      Net equity transactions....................           89,616          134,460      (2,390,525)       (919,729)
                                                     -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............          176,262          133,003      (1,179,318)        553,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......          138,862            5,859      10,557,958      10,004,517
                                                     -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............    $     315,124          138,862       9,378,640      10,557,958
                                                     =============   ==============  ==============  ==============


NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                   ACVPBal                        ACVPCapAp
                                                       ------------------------------  ------------------------------
                                                            1999            1998            1999            1998
                                                       -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $            -               -               -               -
  Mortality, expense and administration
    charges (note 2).............................                (136)              -        (324,124)       (347,914)
                                                       --------------  --------------  --------------  --------------
    Net investment activity......................                (136)              -        (324,124)       (347,914)
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........               5,894               -       5,727,111       7,431,160
  Cost of mutual fund shares sold................              (5,837)              -      (5,336,111)     (7,063,514)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........                  57               -         391,000         367,646
  Change in unrealized gain (loss) on investments               2,435               -      13,035,532      (2,548,105)
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............               2,492               -      13,426,532      (2,180,459)
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.......................                   -               -               -       1,515,406
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........               2,356               -      13,102,408      (1,012,967)
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               2,678               -       1,595,991       2,220,641
  Transfers between funds........................              32,131               -         (86,820)     (5,465,509)
  Redemptions....................................                (218)              -      (5,570,815)     (3,562,186)
  Annuity benefits...............................                   -               -          (1,178)           (190)
  Annual contract maintenance charge (note 2)....                  (4)              -         (42,619)        (50,076)
  Contingent deferred sales charges (note 2).....                   -               -         (35,760)        (49,503)
  Adjustments to maintain reserves...............                (105)              -           1,122             513
                                                       --------------  --------------  --------------  --------------
      Net equity transactions....................              34,482               -      (4,140,079)     (6,906,310)
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............              36,838               -       8,962,329      (7,919,277)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......                   -               -      24,412,586      32,331,863
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      $       36,838               -      33,374,915      24,412,586
                                                       ==============  ==============  ==============  ==============




                                                                   ACVPincGr                        DrySRGro
                                                        -----------------------------   -------------------------------
                                                            1999            1998             1999            1998
                                                        -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        $       1,352           22,466           7,382          59,690
  Mortality, expense and administration
    charges (note 2).............................              (98,210)         (28,528)       (631,876)       (377,408)
                                                         -------------   --------------  --------------  --------------
    Net investment activity......................              (96,858)          (6,062)       (624,494)       (317,718)
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........            1,123,559          247,808       3,100,004         863,412
  Cost of mutual fund shares sold................             (869,591)        (230,017)     (1,584,556)       (500,142)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........              253,968           17,791       1,515,448         363,270
  Change in unrealized gain (loss) on investments            1,030,375          511,807       9,757,561       5,900,793
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............            1,284,343          529,598      11,273,009       6,264,063
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains.......................                    -            2,123       1,987,299       1,386,849
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........            1,187,485          525,659      12,635,814       7,333,194
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            1,893,883        1,844,875       9,211,026      10,576,613
  Transfers between funds........................            3,055,413        2,112,196       7,352,558       1,465,431
  Redemptions....................................           (1,417,049)        (254,487)     (7,614,810)     (1,776,381)
  Annuity benefits...............................                   (7)               -               -               -
  Annual contract maintenance charge (note 2)....              (13,402)          (2,425)       (109,640)        (83,289)
  Contingent deferred sales charges (note 2).....               (5,041)            (342)        (50,310)        (18,094)
  Adjustments to maintain reserves...............                 (253)             259             716             428
                                                         -------------   --------------  --------------  --------------
      Net equity transactions....................            3,513,544        3,700,076       8,789,540      10,164,708
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............            4,701,029        4,225,735      21,425,354      17,497,902
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......            4,442,594          216,859      38,278,833      20,780,931
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............        $   9,143,623        4,442,594      59,704,187      38,278,833
                                                         =============   ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    DryStkIx                        DryCapAp
                                                        ------------------------------  -----------------------------
                                                            1999              1998            1999            1998
                                                        --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         $  1,195,594         990,158          68,824          29,273
  Mortality, expense and administration
    charges (note 2).............................           (1,430,698)       (955,725)       (140,066)        (28,062)
                                                        --------------  --------------  --------------  --------------
    Net investment activity......................             (235,104)         34,433         (71,242)          1,211
                                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........            8,345,485       1,666,853       3,218,125         232,731
  Cost of mutual fund shares sold................           (3,069,769)       (804,459)     (2,795,528)       (209,881)
                                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........            5,275,716         862,394         422,597          22,850
  Change in unrealized gain (loss) on investments           13,147,714      16,211,739         682,319         506,293
                                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............           18,423,430      17,074,133       1,104,916         529,143
                                                        --------------  --------------  --------------  --------------
  Reinvested capital gains.......................            1,028,743         182,250          46,040             186
                                                        --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........           19,217,069      17,290,816       1,079,714         530,540
                                                        --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................           17,217,670      19,460,169       2,953,159       2,080,221
  Transfers between funds........................           10,982,972       7,196,900       4,252,360       3,450,453
  Redemptions....................................          (16,562,657)     (5,731,400)     (1,682,937)       (261,044)
  Annuity benefits...............................               (2,981)         (2,559)              -               -
  Annual contract maintenance charge (note 2)....             (191,925)       (145,678)        (18,960)         (2,389)
  Contingent deferred sales charges (note 2).....             (100,434)        (62,149)        (13,131)         (1,172)
  Adjustments to maintain reserves...............                  586           2,514              57            (137)
                                                        --------------  --------------  --------------  --------------
      Net equity transactions....................           11,343,231      20,717,797       5,490,548       5,265,932
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............           30,560,300      38,008,613       6,570,262       5,796,472
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......           92,569,778      54,561,165       5,829,653          33,181
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............         $123,130,078      92,569,778      12,399,915       5,829,653
                                                        ==============  ==============  ==============  ==============





                                                                    DryQualBd                        DrySmCap
                                                        -------------------------------  ------------------------------
                                                              1999             1998             1999            1998
                                                        --------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           $  365,296          336,884          53,163             252
  Mortality, expense and administration
    charges (note 2).............................              (85,777)         (76,197)       (969,857)       (883,862)
                                                         -------------   --------------  --------------  --------------
    Net investment activity......................              279,519          260,687        (916,694)       (883,610)
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........            1,328,426          794,218      10,343,781       2,151,154
  Cost of mutual fund shares sold................           (1,361,891)        (762,578)     (7,873,839)     (1,434,829)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........              (33,465)          31,640       2,469,942         716,325
  Change in unrealized gain (loss) on investments             (319,758)        (184,062)     13,237,934      (4,434,714)
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............             (353,223)        (152,422)     15,707,876      (3,718,389)
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains.......................                    -          103,635               -       1,336,663
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........              (73,704)         211,900      14,791,182      (3,265,336)
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            1,343,499        2,019,788      15,052,033      23,152,760
  Transfers between funds........................             (990,983)         517,074      (9,094,926)     (3,926,582)
  Redemptions....................................             (724,772)        (643,999)    (10,915,476)     (5,065,492)
  Annuity benefits...............................                    -                -               -               -
  Annual contract maintenance charge (note 2)....              (14,217)         (14,669)       (207,487)       (220,760)
  Contingent deferred sales charges (note 2).....               (6,266)          (7,839)        (96,408)        (64,756)
  Adjustments to maintain reserves...............                 (181)             113             701            (511)
                                                         -------------   --------------  --------------  --------------
      Net equity transactions....................             (392,920)       1,870,468      (5,261,563)     13,874,659
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............             (466,624)       2,082,368       9,529,619      10,609,323
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......            6,786,814        4,704,446      73,258,807      62,649,484
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           $6,320,190        6,786,814      82,788,426      73,258,807
                                                         =============   ==============  ==============  ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                     FidVIPEI                        FidVIPHI
                                                        -------------------------------  ------------------------------
                                                             1999            1998            1999            1998
                                                        ---------------  --------------  -------------   --------------

INVESTMENT ACTIVITY:
  Reinvested dividends .............................     $    2,194,168       1,767,643       2,309,949       1,423,227
  Mortality, expense and administration
    charges (note 2)................................         (1,930,270)     (1,811,344)       (334,326)       (303,847)
                                                         --------------  --------------  --------------  --------------
    Net investment activity.........................            263,898         (43,701)      1,975,623       1,119,380
                                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............         22,292,242       6,079,485       4,354,783         487,817
  Cost of mutual fund shares sold...................        (13,073,844)     (3,887,729)     (4,531,558)       (433,912)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.............          9,218,398       2,191,756        (176,775)         53,905
  Change in unrealized gain (loss) on investments...         (7,069,937)      4,573,114        (220,283)     (3,585,376)
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments..................          2,148,461       6,764,870        (397,058)     (3,531,471)
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..........................          4,850,267       6,290,729          86,353         904,342
                                                         --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............          7,262,626      13,011,898       1,664,918      (1,507,749)
                                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................         16,218,966      23,845,625       5,214,131       8,511,396
  Transfers between funds...........................         (9,309,653)        279,782      (2,997,810)        506,824
  Redemptions.......................................        (24,177,752)    (13,156,692)     (3,898,211)     (1,543,731)
  Annuity benefits..................................             (1,945)         (1,823)              -               -
  Annual contract maintenance charge (note 2).......           (226,584)       (238,894)        (60,728)        (62,035)
  Contingent deferred sales charges (note 2)........           (180,119)       (141,165)        (30,842)        (17,150)
  Adjustments to maintain reserves..................                798             409             223             (47)
                                                         --------------  --------------  --------------  --------------
      Net equity transactions.......................        (17,676,289)     10,587,242      (1,773,237)      7,395,257
                                                         --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............        (10,413,663)     23,599,140        (108,319)      5,887,508
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 147,846,675     124,247,535      25,206,813      19,319,305
                                                         --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............     $  137,433,012     147,846,675      25,098,494      25,206,813
                                                         ==============  ==============  ==============  ==============





                                                                  JanASIntGr                        NSATCapAp
                                                       ------------------------------  ------------------------------
                                                           1999            1998             1999            1998
                                                       --------------  --------------  --------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .............................           15,443           22,540         362,218         520,711
  Mortality, expense and administration
    charges (note 2)................................    $     (86,183)         (22,121)       (783,096)       (871,653)
                                                        -------------   --------------  --------------  --------------
    Net investment activity.........................          (70,740)             419        (420,878)       (350,942)
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............          573,381          260,312      20,466,124      27,191,128
  Cost of mutual fund shares sold...................         (471,570)        (262,817)     (8,263,983)    (12,328,964)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments.............          101,811           (2,505)     12,202,141      14,862,164
  Change in unrealized gain (loss) on investments...        5,520,283           (2,299)    (13,202,257)        (11,772)
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments..................        5,622,094           (4,804)     (1,000,116)     14,850,392
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains..........................                -            3,054       3,336,082       1,743,763
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............        5,551,354           (1,331)      1,915,088      16,243,213
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        2,062,705        1,682,674       3,283,685       4,344,587
  Transfers between funds...........................        4,482,193        2,201,050       4,181,155       1,551,729
  Redemptions.......................................       (1,059,008)        (155,078)    (21,374,802)    (27,248,088)
  Annuity benefits..................................                -                -          (6,442)         (5,545)
  Annual contract maintenance charge (note 2).......          (12,999)          (2,187)        (58,224)        (69,163)
  Contingent deferred sales charges (note 2)........           (8,045)            (787)        (27,899)        (37,866)
  Adjustments to maintain reserves..................              448               12             366             829
                                                        -------------   --------------  --------------  --------------
      Net equity transactions.......................        5,465,294        3,725,684     (14,002,161)    (21,463,517)
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............       11,016,648        3,724,353     (12,087,073)     (5,220,304)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 3,755,155           30,802      62,424,782      67,645,086
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............    $  14,771,803        3,755,155      50,337,709      62,424,782
                                                        =============   ==============  ==============  ==============



                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                  NSATGvtBd                      NSATHIncBd
                                                       -------------------------------  ------------------------------
                                                             1999            1998            1999            1998
                                                       ---------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    4,728,402       5,973,305          28,889          12,442
  Mortality, expense and administration
    charges (note 2)...............................         (1,197,314)     (1,492,699)         (4,505)         (2,277)
                                                        --------------  --------------  --------------  --------------
    Net investment activity........................          3,531,088       4,480,606          24,384          10,165
                                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         32,891,196      30,298,498         354,458         232,973
  Cost of mutual fund shares sold..................        (33,623,472)    (29,393,218)       (354,414)       (238,033)
                                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............           (732,276)        905,280              44          (5,060)
  Change in unrealized gain (loss) on investments           (6,432,465)      2,221,884         (20,305)          3,767
                                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................         (7,164,741)      3,127,164         (20,261)         (1,293)
                                                        --------------  --------------  --------------  --------------
  Reinvested capital gains.........................            143,792         515,384             176               -
                                                        --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations............         (3,489,861)      8,123,154           4,299           8,872
                                                        --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          4,249,902       6,311,434         113,296         231,833
  Transfers between funds..........................         (5,526,811)      2,143,077           9,538          61,586
  Redemptions......................................        (28,900,434)    (31,796,007)        (62,026)        (14,158)
  Annuity benefits.................................            (13,882)        (18,715)              -               -
  Annual contract maintenance charge (note 2)......           (117,010)       (143,045)           (912)           (230)
  Contingent deferred sales charges (note 2).......            (79,560)        (91,476)           (672)           (128)
  Adjustments to maintain reserves.................              3,519          (2,276)             (2)             (8)
                                                        --------------  --------------  --------------  --------------
      Net equity transactions......................        (30,384,276)    (23,597,008)         59,222         278,895
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        (33,874,137)    (15,473,854)         63,521         287,767
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                107,365,814     122,839,668         290,615           2,848
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $   73,491,677     107,365,814         354,136         290,615
                                                        ==============  ==============  ==============  ==============




                                                                NSATMyMkt                        NSATTotRe
                                                       ------------------------------  ------------------------------
                                                           1999            1998             1999            1998
                                                       ------------    --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  1,784,450         2,073,211       3,065,692       5,590,811
  Mortality, expense and administration
    charges (note 2)...............................         (493,484)        (527,889)     (6,248,692)     (7,193,698)
                                                       -------------   --------------  --------------  --------------
    Net investment activity........................        1,290,966        1,545,322      (3,183,000)     (1,602,887)
                                                       -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............       24,626,159       27,802,187     135,044,092     155,161,671
  Cost of mutual fund shares sold..................      (24,626,159)     (27,802,187)    (67,006,380)    (68,662,100)
                                                       -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............                -                -      68,037,712      86,499,571
  Change in unrealized gain (loss) on investments                  -                -     (53,970,645)    (18,444,180)
                                                       -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................                -                -      14,067,067      68,055,391
                                                       -------------   --------------  --------------  --------------
  Reinvested capital gains.........................                -                -      15,439,049      19,993,831
                                                       -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations............        1,290,966        1,545,322      26,323,116      86,446,335
                                                       -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        2,629,089        9,331,757      21,912,256      32,910,520
  Transfers between funds..........................        8,370,815         (720,419)    (10,866,530)     (7,086,137)
  Redemptions......................................      (15,360,742)     (13,718,112)   (137,661,912)   (170,647,039)
  Annuity benefits.................................           (3,092)          (4,505)        (90,848)        (80,283)
  Annual contract maintenance charge (note 2)......          (46,595)         (53,369)       (541,134)       (657,048)
  Contingent deferred sales charges (note 2).......          (42,148)         (61,733)       (305,720)       (272,491)
  Adjustments to maintain reserves.................             (340)           3,489          15,225              37
                                                       -------------   --------------  --------------  --------------
      Net equity transactions......................       (4,453,013)      (5,222,892)   (127,538,663)   (145,832,441)
                                                       -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       (3,162,047)      (3,677,570)   (101,215,547)    (59,386,106)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               38,688,503       42,366,073     511,922,904     571,309,010
                                                       -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $  35,526,456       38,688,503     410,707,357     511,922,904
                                                       =============   ==============  ==============  ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    NBAMTBal                         StOpp2
                                                         ------------------------------  ------------------------------
                                                              1999            1998            1999            1998
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $       728,530       1,016,529               -          52,459
  Mortality, expense and administration
    charges (note 2).................................          (556,057)       (569,585)       (363,188)       (248,876)
                                                         --------------  --------------  --------------  --------------
    Net investment activity..........................           172,473         446,944        (363,188)       (196,417)
                                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............         9,446,870       4,701,654       1,787,702         569,604
  Cost of mutual fund shares sold....................        (8,628,993)     (4,516,095)     (1,380,657)       (457,623)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..............           817,877         185,559         407,045         111,981
  Change in unrealized gain (loss) on investments....         9,965,004      (3,399,106)      5,338,403          46,665
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................        10,782,881      (3,213,547)      5,745,448         158,646
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains...........................         1,079,303       7,139,906       2,758,314       2,115,597
                                                         --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..............        12,034,657       4,373,303       8,140,574       2,077,826
                                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................         2,666,834       4,215,700       5,512,092       7,498,780
  Transfers between funds............................        (2,097,348)     (1,509,657)      1,479,431         495,807
  Redemptions........................................        (8,836,839)     (4,853,908)     (3,895,650)     (1,150,570)
  Annuity benefits...................................              (217)            (60)              -               -
  Annual contract maintenance charge (note 2)........           (61,972)        (65,141)        (64,423)        (51,449)
  Contingent deferred sales charges (note 2).........           (63,429)        (61,893)        (28,046)        (10,724)
  Adjustments to maintain reserves...................               409              72             577              83
                                                         --------------  --------------  --------------  --------------
      Net equity transactions........................        (8,392,562)     (2,274,887)      3,003,981       6,781,927
                                                         --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................         3,642,095       2,098,416      11,144,555       8,859,753
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  45,142,869      43,044,453      23,359,647      14,499,894
                                                         --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................    $   48,784,964      45,142,869      34,504,202      23,359,647
                                                         ==============  ==============  ==============  ==============





                                                                   TemIntFd
                                                         ------------------------------
                                                             1999            1998
                                                         -------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $     960,970          731,626
  Mortality, expense and administration
    charges (note 2).................................         (477,604)        (441,890)
                                                         -------------   --------------
    Net investment activity..........................          483,366          289,736
                                                         -------------   --------------

  Proceeds from mutual fund shares sold..............        4,630,550        2,369,495
  Cost of mutual fund shares sold....................       (3,286,032)      (1,547,351)
                                                         -------------   --------------
    Realized gain (loss) on investments..............        1,344,518          822,144
  Change in unrealized gain (loss) on investments....        2,228,883         (128,877)
                                                         -------------   --------------
    Net gain (loss) on investments...................        3,573,401          693,267
                                                         -------------   --------------
  Reinvested capital gains...........................        3,338,106        1,308,058
                                                         -------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..............        7,394,873        2,291,061
                                                         -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................        6,288,269        9,696,990
  Transfers between funds............................       (4,023,825)      (3,390,030)
  Redemptions........................................       (4,610,089)      (2,817,427)
  Annuity benefits...................................                -                -
  Annual contract maintenance charge (note 2)........          (70,494)         (81,582)
  Contingent deferred sales charges (note 2).........          (42,116)         (31,260)
  Adjustments to maintain reserves...................              574             (294)
                                                         -------------   --------------
      Net equity transactions........................       (2,457,681)       3,376,397
                                                         -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................        4,937,192        5,667,458
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 35,535,615       29,868,157
                                                         -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................    $  40,472,807       35,535,615
                                                         =============   ==============


See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:
              Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
                AIM VI - Capital Appreciation Fund (AIMCapAp)*
                AIM VI - International Equity Fund (AIMIntEq)*

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP); American Century VP - American Century VP Advantage (ACVPAdv)* American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)* American Century VP - American Century VP Income & Growth (ACVPIncGr)*

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

              Dreyfus Stock Index Fund (DryStkIx)*

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
                Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)* Fidelity VIP - High Income Portfolio (FidVIPHI)*

              Portfolio of the Janus Aspen Series (Janus AS);
                Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)*

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (not
                  available to contracts established under NEA Valuebuilder)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd)* Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)*

              Strong Opportunity Fund II, Inc. (StOpp2)*
              Portfolio of the Templeton Variable Products Series Fund (Templeton VPS);
                Templeton VPS - Templeton International Fund - Class I
              (TemIntFd)*

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.


                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

(2)  EXPENSES
     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  RELATED PARTY TRANSACTIONS
     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



*This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                                                                ANNUAL
   Contracts in accumulation phase:                          UNITS        UNIT VALUE                           RETURN(b)
                                                           --------        ---------                           ---------
      AIM VI - Capital Appreciation Fund:
         Tax qualified                                       172,142             $ 15.964823   $  2,748,217         43%
         Non-tax qualified                                     5,380               15.964823         85,891         43%

      AIM VI - International Equity Fund:
         Tax qualified                                        18,086               17.293870        312,777         53%
         Non-tax qualified                                       135               17.293870          2,335         53%

      American Century VP - American Century
      VP Advantage:
         Tax qualified                                       335,356               20.506237      6,876,890         13%
         Non-tax qualified                                   121,988               20.506237      2,501,515         13%

      American Century VP - American Century
      VP Balanced:
         Tax qualified                                         1,669               10.579044         17,656          6%(a)
         Non-tax qualified                                     1,813               10.579044         19,180          6%(a)

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified                                     1,039,334               23.256156     24,170,914         62%
         Non-tax qualified                                   395,130               23.256156      9,189,205         62%

      American Century VP - American Century
      VP Income & Growth:
         Tax qualified                                       576,734               15.175314      8,752,120         16%
         Non-tax qualified                                    25,799               15.175314        391,508         16%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                     1,718,535               33.157285     56,981,955         28%
         Non-tax qualified                                    82,100               33.157285      2,722,213         28%

      Dreyfus Stock Index Fund:
         Tax qualified                                     3,233,417               33.009632    106,733,905         19%
         Non-tax qualified                                   496,349               33.009632     16,384,298         19%

      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified                                       814,540               14.484129     11,797,902         10%
         Non-tax qualified                                    41,563               14.484129        602,004         10%

      Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified                                       501,628               11.873090      5,955,874         (1)%
         Non-tax qualified                                    30,684               11.873090        364,314         (1)%

      Dreyfus VIF - Small Cap Portfolio:
         Tax qualified                                     3,949,521               20.350320     80,374,016         22%
         Non-tax qualified                                   118,642               20.350320      2,414,403         22%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                     4,882,606               23.766053    116,040,273          5%
         Non-tax qualified                                   899,955               23.766053     21,388,378          5%

      Fidelity VIP - High Income Portfolio:
         Tax qualified                                     1,552,373               15.519485     24,092,029          7%
         Non-tax qualified                                    64,851               15.519485      1,006,454          7%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT


                                                                                                                ANNUAL
                                                             UNITS        UNIT VALUE                           RETURN(b)
                                                           --------        ---------                           ---------

      Janus AS - Janus Aspen
      International Growth Portfolio:
         Tax qualified                                       684,662               20.718419     14,185,114         80%
         Non-tax qualified                                    28,317               20.718419        586,683         80%

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified                                     1,154,090               31.511115     36,366,663          3%
         Non-tax qualified                                   441,558               31.511115     13,913,985          3%

      Nationwide SAT - Government Bond Fund:
         Tax qualified                                     1,576,867               33.746688     53,214,039         (4)%
         Non-tax qualified                                   597,758               33.759140     20,179,796         (4)%

      Nationwide SAT - High Income Bond Fund:
         Tax qualified                                        31,261               10.855151        339,343          2%
         Non-tax qualified                                     1,363               10.855151         14,796          2%

      Nationwide SAT - Money Market Fund:
         Tax qualified                                     1,219,198               22.709765     27,687,700          3%
         Non-tax qualified                                   316,915               24.674569      7,819,741          3%

      Nationwide SAT - Total Return Fund:
         Tax qualified                                     3,167,075               97.698445    309,418,303          6%
         Non-tax qualified                                 1,062,496               94.888344    100,818,486          6%

      Neuberger &Berman AMT -
      Balanced Portfolio:
         Tax qualified                                     1,420,544               26.782503     38,045,724         32%
         Non-tax qualified                                   400,892               26.782503     10,736,891         32%

      Strong Opportunity Fund II, Inc.:
         Tax qualified                                     1,462,966               22.530007     32,960,634         33%
         Non-tax qualified                                    68,512               22.530007      1,543,576         33%

      Templeton VPS - Templeton International Fund:
         Tax qualified                                     1,910,109               20.538218     39,230,235         22%
         Non-tax qualified                                    60,501               20.538218      1,242,583         22%
                                                           =========               =========

   Reserves for annuity contracts in payout phase:
         Tax qualified                                                                              418,884
         Non-tax qualified                                                                          259,261
                                                                                            ---------------
                                                                                            $ 1,210,908,663
                                                                                            ===============


(a) Non-annualized. The return was computed for the period 5/03/99 (effective date) through 12/31/99 for American Century VP - Balanced.
(b) The annual return does not include contract charges satisfied by surrendering units.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Multi-Flex Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000



--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                 Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
                                                                     PAID
                                                                Columbus, Ohio
                                                                Permit No. 521




Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                           ACVPBal                        ACVPCapAp
                                                    ---------------------       --------------------------
                                                       1999        1998              1999          1998
                                                    -----------  --------       -----------    -----------
Investment activity:
  Reinvested dividends ..........................   $      --        --                --             --
  Mortality, expense and administration
    charges (note 2) ............................          (136)     --            (324,124)      (347,914)
                                                    -----------  --------       -----------    -----------
    Net investment activity .....................          (136)     --            (324,124)      (347,914)
                                                    -----------  --------       -----------    -----------

  Proceeds from mutual fund shares sold .........         5,894      --           5,727,111      7,431,160
  Cost of mutual fund shares sold ...............        (5,837)     --          (5,336,111)    (7,063,514)
                                                    -----------  --------       -----------    -----------
    Realized gain (loss) on investments .........            57      --             391,000        367,646
  Change in unrealized gain (loss) on investments         2,435      --          13,035,532     (2,548,105)
                                                    -----------  --------       -----------    -----------
    Net gain (loss) on investments ..............         2,492      --          13,426,532     (2,180,459)
                                                    -----------  --------       -----------    -----------
  Reinvested capital gains ......................          --        --                --        1,515,406
                                                    -----------  --------       -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         2,356      --          13,102,408     (1,012,967)
                                                    -----------  --------       -----------    -----------

Equity transactions:
  Purchase payments received from
    contract owners .............................         2,678      --           1,595,991      2,220,641
  Transfers between funds .......................        32,131      --             (86,820)    (5,465,509)
  Redemptions ...................................          (218)     --          (5,570,815)    (3,562,186)
  Annuity benefits ..............................          --        --              (1,178)          (190)
  Annual contract maintenance charge (note 2) ...            (4)     --             (42,619)       (50,076)
  Contingent deferred sales charges (note 2) ....          --        --             (35,760)       (49,503)
  Adjustments to maintain reserves ..............          (105)     --               1,122            513
                                                    -----------  --------       -----------    -----------
      Net equity transactions ...................        34,482      --          (4,140,079)    (6,906,310)
                                                    -----------  --------       -----------    -----------

Net change in contract owners' equity ...........        36,838      --           8,962,329     (7,919,277)
Contract owners' equity beginning of period .....          --        --          24,412,586     32,331,863
                                                    -----------  --------       -----------    -----------
Contract owners' equity end of period ...........   $    36,838      --          33,374,915     24,412,586
                                                    ===========  ========       ===========    ===========

                                                                 ACVPIncGr                    DrySRGro
                                                       --------------------------    --------------------------
                                                            1999         1998            1999          1998
                                                       -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ..........................       $    1,352         22,466          7,382         59,690
  Mortality, expense and administration
    charges (note 2) ............................          (98,210)       (28,528)      (631,876)      (377,408)
                                                       -----------    -----------    -----------    -----------
    Net investment activity .....................          (96,858)        (6,062)      (624,494)      (317,718)
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........        1,123,559        247,808      3,100,004        863,412
  Cost of mutual fund shares sold ...............         (869,591)      (230,017)    (1,584,556)      (500,142)
                                                       -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........          253,968         17,791      1,515,448        363,270
  Change in unrealized gain (loss) on investments        1,030,375        511,807      9,757,561      5,900,793
                                                       -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        1,284,343        529,598     11,273,009      6,264,063
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             --            2,123      1,987,299      1,386,849
                                                       -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        1,187,485        525,659     12,635,814      7,333,194
                                                       -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from
    contract owners .............................        1,893,883      1,844,875      9,211,026     10,576,613
  Transfers between funds .......................        3,055,413      2,112,196      7,352,558      1,465,431
  Redemptions ...................................       (1,417,049)      (254,487)    (7,614,810)    (1,776,381)
  Annuity benefits ..............................               (7)          --             --             --
  Annual contract maintenance charge (note 2) ...          (13,402)        (2,425)      (109,640)       (83,289)
  Contingent deferred sales charges (note 2) ....           (5,041)          (342)       (50,310)       (18,094)
  Adjustments to maintain reserves ..............             (253)           259            716            428
                                                       -----------    -----------    -----------    -----------
      Net equity transactions ...................        3,513,544      3,700,076      8,789,540     10,164,708
                                                       -----------    -----------    -----------    -----------

Net change in contract owners' equity ...........        4,701,029      4,225,735     21,425,354     17,497,902
Contract owners' equity beginning of period .....        4,442,594        216,859     38,278,833     20,780,931
                                                       -----------    -----------    -----------    -----------
Contract owners' equity end of period ...........       $9,143,623      4,442,594     59,704,187     38,278,833
                                                       ===========    ===========    ===========    ===========



                                                                     (Continued)


NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  DryStkIx                    DryCapAp
                                                      ----------------------------    -------------------------
                                                            1999           1998          1999           1998
                                                      -------------    -----------    -----------    ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   1,195,594        990,158         68,824        29,273
  Mortality, expense and administration
     charges (note 2) .............................      (1,430,698)      (955,725)      (140,066)      (28,062)
                                                      -------------    -----------    -----------    ----------
     Net investment activity ......................        (235,104)        34,433        (71,242)        1,211
                                                      -------------    -----------    -----------    ----------

  Proceeds from mutual fund shares sold ...........       8,345,485      1,666,853      3,218,125       232,731
  Cost of mutual fund shares sold .................      (3,069,769)      (804,459)    (2,795,528)     (209,881)
                                                      -------------    -----------    -----------    ----------
     Realized gain (loss) on investments ..........       5,275,716        862,394        422,597        22,850
  Change in unrealized gain (loss) on investments .      13,147,714     16,211,739        682,319       506,293
                                                      -------------    -----------    -----------    ----------
     Net gain (loss) on investments ...............      18,423,430     17,074,133      1,104,916       529,143
                                                      -------------    -----------    -----------    ----------
  Reinvested capital gains ........................       1,028,743        182,250         46,040           186
                                                      -------------    -----------    -----------    ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      19,217,069     17,290,816      1,079,714       530,540
                                                      -------------    -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      17,217,670     19,460,169      2,953,159     2,080,221
  Transfers between funds .........................      10,982,972      7,196,900      4,252,360     3,450,453
  Redemptions .....................................     (16,562,657)    (5,731,400)    (1,682,937)     (261,044)
  Annuity benefits ................................          (2,981)        (2,559)          --            --
  Annual contract maintenance charge (note 2) .....        (191,925)      (145,678)       (18,960)       (2,389)
  Contingent deferred sales charges (note 2) ......        (100,434)       (62,149)       (13,131)       (1,172)
  Adjustments to maintain reserves ................             586          2,514             57          (137)
                                                      -------------    -----------    -----------    ----------
       Net equity transactions ....................      11,343,231     20,717,797      5,490,548     5,265,932
                                                      -------------    -----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      30,560,300     38,008,613      6,570,262     5,796,472
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      92,569,778     54,561,165      5,829,653        33,181
                                                      -------------    -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 123,130,078     92,569,778     12,399,915     5,829,653
                                                      =============    ===========    ===========    ==========
                                                                 DryQualBd                  DrySmCap
                                                         ------------------------    --------------------------
                                                             1999        1998            1999          1998
                                                         ----------    ----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $  365,296       336,884         53,163            252
  Mortality, expense and administration
     charges (note 2) .............................         (85,777)      (76,197)      (969,857)      (883,862)
                                                         ----------    ----------    -----------    -----------
     Net investment activity ......................         279,519       260,687       (916,694)      (883,610)
                                                         ----------    ----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........       1,328,426       794,218     10,343,781      2,151,154
  Cost of mutual fund shares sold .................      (1,361,891)     (762,578)    (7,873,839)    (1,434,829)
                                                         ----------    ----------    -----------    -----------
     Realized gain (loss) on investments ..........         (33,465)       31,640      2,469,942        716,325
  Change in unrealized gain (loss) on investments .        (319,758)     (184,062)    13,237,934     (4,434,714)
                                                         ----------    ----------    -----------    -----------
     Net gain (loss) on investments ...............        (353,223)     (152,422)    15,707,876     (3,718,389)
                                                         ----------    ----------    -----------    -----------
  Reinvested capital gains ........................            --         103,635           --        1,336,663
                                                         ----------    ----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (73,704)      211,900     14,791,182     (3,265,336)
                                                         ----------    ----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,343,499     2,019,788     15,052,033     23,152,760
  Transfers between funds .........................        (990,983)      517,074     (9,094,926)    (3,926,582)
  Redemptions .....................................        (724,772)     (643,999)   (10,915,476)    (5,065,492)
  Annuity benefits ................................            --            --             --             --
  Annual contract maintenance charge (note 2) .....         (14,217)      (14,669)      (207,487)      (220,760)
  Contingent deferred sales charges (note 2) ......          (6,266)       (7,839)       (96,408)       (64,756)
  Adjustments to maintain reserves ................            (181)          113            701           (511)
                                                         ----------    ----------    -----------    -----------
       Net equity transactions ....................        (392,920)    1,870,468     (5,261,563)    13,874,659
                                                         ----------    ----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        (466,624)    2,082,368      9,529,619     10,609,323
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       6,786,814     4,704,446     73,258,807     62,649,484
                                                         ----------    ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $6,320,190     6,786,814     82,788,426     73,258,807
                                                         ==========    ==========    ===========    ===========



NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                FidVIPEI                          FidVIPHI
                                                      -----------------------------    --------------------------
                                                           1999            1998           1999            1998
                                                      -------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   2,194,168       1,767,643      2,309,949      1,423,227
  Mortality, expense and administration
     charges (note 2) .............................      (1,930,270)     (1,811,344)      (334,326)      (303,847)
                                                      -------------    ------------    -----------    -----------
     Net investment activity ......................         263,898         (43,701)     1,975,623      1,119,380
                                                      -------------    ------------    -----------    -----------

  Proceeds from mutual fund shares sold ...........      22,292,242       6,079,485      4,354,783        487,817
  Cost of mutual fund shares sold .................     (13,073,844)     (3,887,729)    (4,531,558)      (433,912)
                                                      -------------    ------------    -----------    -----------
     Realized gain (loss) on investments ..........       9,218,398       2,191,756       (176,775)        53,905
  Change in unrealized gain (loss) on investments .      (7,069,937)      4,573,114       (220,283)    (3,585,376)
                                                      -------------    ------------    -----------    -----------
     Net gain (loss) on investments ...............       2,148,461       6,764,870       (397,058)    (3,531,471)
                                                      -------------    ------------    -----------    -----------
  Reinvested capital gains ........................       4,850,267       6,290,729         86,353        904,342
                                                      -------------    ------------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       7,262,626      13,011,898      1,664,918     (1,507,749)
                                                      -------------    ------------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      16,218,966      23,845,625      5,214,131      8,511,396
  Transfers between funds .........................      (9,309,653)        279,782     (2,997,810)       506,824
  Redemptions .....................................     (24,177,752)    (13,156,692)    (3,898,211)    (1,543,731)
  Annuity benefits ................................          (1,945)         (1,823)          --             --
  Annual contract maintenance charge (note 2) .....        (226,584)       (238,894)       (60,728)       (62,035)
  Contingent deferred sales charges (note 2) ......        (180,119)       (141,165)       (30,842)       (17,150)
  Adjustments to maintain reserves ................             798             409            223            (47)
                                                      -------------    ------------    -----------    -----------
       Net equity transactions ....................     (17,676,289)     10,587,242     (1,773,237)     7,395,257
                                                      -------------    ------------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (10,413,663)     23,599,140       (108,319)     5,887,508
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     147,846,675     124,247,535     25,206,813     19,319,305
                                                      -------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 137,433,012     147,846,675     25,098,494     25,206,813
                                                      =============    ============    ===========    ===========

                                                                 JanASIntGr                   NSATCapAp
                                                         -------------------------    --------------------------
                                                              1999          1998          1999           1998
                                                         -----------    ----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $    15,443        22,540        362,218        520,711
  Mortality, expense and administration
     charges (note 2) .............................          (86,183)      (22,121)      (783,096)      (871,653)
                                                         -----------    ----------    -----------    -----------
     Net investment activity ......................          (70,740)          419       (420,878)      (350,942)
                                                         -----------    ----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........          573,381       260,312     20,466,124     27,191,128
  Cost of mutual fund shares sold .................         (471,570)     (262,817)    (8,263,983)   (12,328,964)
                                                         -----------    ----------    -----------    -----------
     Realized gain (loss) on investments ..........          101,811        (2,505)    12,202,141     14,862,164
  Change in unrealized gain (loss) on investments .        5,520,283        (2,299)   (13,202,257)       (11,772)
                                                         -----------    ----------    -----------    -----------
     Net gain (loss) on investments ...............        5,622,094        (4,804)    (1,000,116)    14,850,392
                                                         -----------    ----------    -----------    -----------
  Reinvested capital gains ........................             --           3,054      3,336,082      1,743,763
                                                         -----------    ----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        5,551,354        (1,331)     1,915,088     16,243,213
                                                         -----------    ----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        2,062,705     1,682,674      3,283,685      4,344,587
  Transfers between funds .........................        4,482,193     2,201,050      4,181,155      1,551,729
  Redemptions .....................................       (1,059,008)     (155,078)   (21,374,802)   (27,248,088)
  Annuity benefits ................................             --            --           (6,442)        (5,545)
  Annual contract maintenance charge (note 2) .....          (12,999)       (2,187)       (58,224)       (69,163)
  Contingent deferred sales charges (note 2) ......           (8,045)         (787)       (27,899)       (37,866)
  Adjustments to maintain reserves ................              448            12            366            829
                                                         -----------    ----------    -----------    -----------
       Net equity transactions ....................        5,465,294     3,725,684    (14,002,161)   (21,463,517)
                                                         -----------    ----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       11,016,648     3,724,353    (12,087,073)    (5,220,304)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        3,755,155        30,802     62,424,782     67,645,086
                                                         -----------    ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $14,771,803     3,755,155     50,337,709     62,424,782
                                                         ===========    ==========    ===========    ===========




                                   (Continued)




NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                NSATGvtBd                     NSATHIncBd
                                                      -----------------------------    --------------------
                                                            1999            1998         1999        1998
                                                      -------------    ------------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   4,728,402       5,973,305      28,889      12,442
  Mortality, expense and administration
     charges (note 2) .............................      (1,197,314)     (1,492,699)     (4,505)     (2,277)
                                                      -------------    ------------    --------    --------
     Net investment activity ......................       3,531,088       4,480,606      24,384      10,165
                                                      -------------    ------------    --------    --------

  Proceeds from mutual fund shares sold ...........      32,891,196      30,298,498     354,458     232,973
  Cost of mutual fund shares sold .................     (33,623,472)    (29,393,218)   (354,414)   (238,033)
                                                      -------------    ------------    --------    --------
     Realized gain (loss) on investments ..........        (732,276)        905,280          44      (5,060)
  Change in unrealized gain (loss) on investments .      (6,432,465)      2,221,884     (20,305)      3,767
                                                      -------------    ------------    --------    --------
     Net gain (loss) on investments ...............      (7,164,741)      3,127,164     (20,261)     (1,293)
                                                      -------------    ------------    --------    --------
  Reinvested capital gains ........................         143,792         515,384         176        --
                                                      -------------    ------------    --------    --------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      (3,489,861)      8,123,154       4,299       8,872
                                                      -------------    ------------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       4,249,902       6,311,434     113,296     231,833
  Transfers between funds .........................      (5,526,811)      2,143,077       9,538      61,586
  Redemptions .....................................     (28,900,434)    (31,796,007)    (62,026)    (14,158)
  Annuity benefits ................................         (13,882)        (18,715)       --          --
  Annual contract maintenance charge (note 2) .....        (117,010)       (143,045)       (912)       (230)
  Contingent deferred sales charges (note 2) ......         (79,560)        (91,476)       (672)       (128)
  Adjustments to maintain reserves ................           3,519          (2,276)         (2)         (8)
                                                      -------------    ------------    --------    --------
       Net equity transactions ....................     (30,384,276)    (23,597,008)     59,222     278,895
                                                      -------------    ------------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (33,874,137)    (15,473,854)     63,521     287,767
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     107,365,814     122,839,668     290,615       2,848
                                                      -------------    ------------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $  73,491,677     107,365,814     354,136     290,615
                                                      =============    ============    ========    ========



                                                                 NSATMyMkt                         NSATTotRe
                                                         --------------------------    ----------------------------
                                                             1999           1998            1999          1998
                                                         -----------    -----------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $ 1,784,450      2,073,211       3,065,692       5,590,811
  Mortality, expense and administration
     charges (note 2) .............................         (493,484)      (527,889)     (6,248,692)     (7,193,698)
                                                         -----------    -----------    ------------    ------------
     Net investment activity ......................        1,290,966      1,545,322      (3,183,000)     (1,602,887)
                                                         -----------    -----------    ------------    ------------

  Proceeds from mutual fund shares sold ...........       24,626,159     27,802,187     135,044,092     155,161,671
  Cost of mutual fund shares sold .................      (24,626,159)   (27,802,187)    (67,006,380)    (68,662,100)
                                                         -----------    -----------    ------------    ------------
     Realized gain (loss) on investments ..........             --             --        68,037,712      86,499,571
  Change in unrealized gain (loss) on investments .             --             --       (53,970,645)    (18,444,180)
                                                         -----------    -----------    ------------    ------------
     Net gain (loss) on investments ...............             --             --        14,067,067      68,055,391
                                                         -----------    -----------    ------------    ------------
  Reinvested capital gains ........................             --             --        15,439,049      19,993,831
                                                         -----------    -----------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        1,290,966      1,545,322      26,323,116      86,446,335
                                                         -----------    -----------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        2,629,089      9,331,757      21,912,256      32,910,520
  Transfers between funds .........................        8,370,815       (720,419)    (10,866,530)     (7,086,137)
  Redemptions .....................................      (15,360,742)   (13,718,112)   (137,661,912)   (170,647,039)
  Annuity benefits ................................           (3,092)        (4,505)        (90,848)        (80,283)
  Annual contract maintenance charge (note 2) .....          (46,595)       (53,369)       (541,134)       (657,048)
  Contingent deferred sales charges (note 2) ......          (42,148)       (61,733)       (305,720)       (272,491)
  Adjustments to maintain reserves ................             (340)         3,489          15,225              37
                                                         -----------    -----------    ------------    ------------
       Net equity transactions ....................       (4,453,013)    (5,222,892)   (127,538,663)   (145,832,441)
                                                         -----------    -----------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (3,162,047)    (3,677,570)   (101,215,547)    (59,386,106)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       38,688,503     42,366,073     511,922,904     571,309,010
                                                         -----------    -----------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $35,526,456     38,688,503     410,707,357     511,922,904
                                                         ===========    ===========    ============    ============



NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                NBAMTBal                       StOpp2
                                                      ---------------------------    --------------------------
                                                          1999           1998            1999           1998
                                                      ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    728,530      1,016,529           --           52,459
  Mortality, expense and administration
     charges (note 2) .............................       (556,057)      (569,585)      (363,188)      (248,876)
                                                      ------------    -----------    -----------    -----------
     Net investment activity ......................        172,473        446,944       (363,188)      (196,417)
                                                      ------------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........      9,446,870      4,701,654      1,787,702        569,604
  Cost of mutual fund shares sold .................     (8,628,993)    (4,516,095)    (1,380,657)      (457,623)
                                                      ------------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........        817,877        185,559        407,045        111,981
  Change in unrealized gain (loss) on investments .      9,965,004     (3,399,106)     5,338,403         46,665
                                                      ------------    -----------    -----------    -----------
     Net gain (loss) on investments ...............     10,782,881     (3,213,547)     5,745,448        158,646
                                                      ------------    -----------    -----------    -----------
  Reinvested capital gains ........................      1,079,303      7,139,906      2,758,314      2,115,597
                                                      ------------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     12,034,657      4,373,303      8,140,574      2,077,826
                                                      ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,666,834      4,215,700      5,512,092      7,498,780
  Transfers between funds .........................     (2,097,348)    (1,509,657)     1,479,431        495,807
  Redemptions .....................................     (8,836,839)    (4,853,908)    (3,895,650)    (1,150,570)
  Annuity benefits ................................           (217)           (60)          --             --
  Annual contract maintenance charge (note 2) .....        (61,972)       (65,141)       (64,423)       (51,449)
  Contingent deferred sales charges (note 2) ......        (63,429)       (61,893)       (28,046)       (10,724)
  Adjustments to maintain reserves ................            409             72            577             83
                                                      ------------    -----------    -----------    -----------
       Net equity transactions ....................     (8,392,562)    (2,274,887)     3,003,981      6,781,927
                                                      ------------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,642,095      2,098,416     11,144,555      8,859,753
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     45,142,869     43,044,453     23,359,647     14,499,894
                                                      ------------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 48,784,964     45,142,869     34,504,202     23,359,647
                                                      ============    ===========    ===========    ===========
                                                                   TemIntFd
                                                         --------------------------
                                                              1999          1998
                                                         -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $   960,970        731,626
  Mortality, expense and administration
     charges (note 2) .............................         (477,604)      (441,890)
                                                         -----------    -----------
     Net investment activity ......................          483,366        289,736
                                                         -----------    -----------

  Proceeds from mutual fund shares sold ...........        4,630,550      2,369,495
  Cost of mutual fund shares sold .................       (3,286,032)    (1,547,351)
                                                         -----------    -----------
     Realized gain (loss) on investments ..........        1,344,518        822,144
  Change in unrealized gain (loss) on investments .        2,228,883       (128,877)
                                                         -----------    -----------
     Net gain (loss) on investments ...............        3,573,401        693,267
                                                         -----------    -----------
  Reinvested capital gains ........................        3,338,106      1,308,058
                                                         -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        7,394,873      2,291,061
                                                         -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        6,288,269      9,696,990
  Transfers between funds .........................       (4,023,825)    (3,390,030)
  Redemptions .....................................       (4,610,089)    (2,817,427)
  Annuity benefits ................................             --             --
  Annual contract maintenance charge (note 2) .....          (70,494)       (81,582)
  Contingent deferred sales charges (note 2) ......          (42,116)       (31,260)
  Adjustments to maintain reserves ................              574           (294)
                                                         -----------    -----------
       Net equity transactions ....................       (2,457,681)     3,376,397
                                                         -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        4,937,192      5,667,458
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       35,535,615     29,868,157
                                                         -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $40,472,807     35,535,615
                                                         ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,1999 AND 1998

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

            Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
              AIM VI - Capital Appreciation Fund (AIMCapAp)(*)
              AIM VI - International Equity Fund (AIMIntEq)(*)

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - American Century VP Advantage (ACVPAdv)(*) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)(*)
              American Century VP - American Century VP Income & Growth (ACVPIncGr)(*)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)(*)

            Dreyfus Stock Index Fund (DryStkIx)(*)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)(*) Dreyfus VIF - Quality Bond Portfolio (DryQualBd)(*)
              Dreyfus VIF - Small Cap Portfolio (DrySmCap)(*)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio (FidVIPEI)(*) Fidelity VIP - High Income Portfolio (FidVIPHI)(*)

            Portfolio of the Janus Aspen Series (Janus AS);
              Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)(*)

            Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
              Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (not
                 available to contracts established under NEA Valuebuilder)
              Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd)(*)
              Nationwide SAT - Money Market Fund (NSATMyMkt)
              Nationwide SAT - Total Return Fund (NSATTotRe)

            Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
              Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)(*)

        Strong Opportunity Fund II, Inc.(StOpp2)(*)

        Portfolio of the Templeton Variable Products Series Fund
        (Templeton VPS);
          Templeton VPS - Templeton International Fund - Class I (TemIntFd)(*)

    At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income
    The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes
    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements
    The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves
    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2) Expenses

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3) Related Party Transactions
    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.




(*)This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at December 31, 1999, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                                                                         Annual
   Contracts in accumulation phase:                                         Units         Unit Value                    Return(b)
                                                                           -------     --------------                   ---------
AIM VI - Capital Appreciation Fund:
   Tax qualified .............................................             172,142     $    15.964823 $  2,748,217        43%
   Non-tax qualified .........................................               5,380          15.964823       85,891        43%
AIM VI - International Equity Fund:
   Tax qualified .............................................              18,086          17.293870      312,777        53%
   Non-tax qualified .........................................                 135          17.293870        2,335        53%
American Century VP - American Century
VP Advantage:
   Tax qualified .............................................             335,356          20.506237    6,876,890        13%
   Non-tax qualified .........................................             121,988          20.506237    2,501,515        13%
American Century VP - American Century
VP Balanced:
   Tax qualified .............................................               1,669          10.579044       17,656         6%(a)
   Non-tax qualified .........................................               1,813          10.579044       19,180         6%(a)
American Century VP - American Century
VP Capital Appreciation:
   Tax qualified .............................................           1,039,334          23.256156   24,170,914        62%
   Non-tax qualified .........................................             395,130          23.256156    9,189,205        62%
American Century VP - American Century
VP Income & Growth:
   Tax qualified .............................................             576,734          15.175314    8,752,120        16%
   Non-tax qualified .........................................              25,799          15.175314      391,508        16%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified .............................................           1,718,535          33.157285   56,981,955        28%
   Non-tax qualified .........................................              82,100          33.157285    2,722,213        28%
Dreyfus Stock Index Fund:
   Tax qualified .............................................           3,233,417          33.009632  106,733,905        19%
   Non-tax qualified .........................................             496,349          33.009632   16,384,298        19%
Dreyfus VIF - Capital Appreciation Portfolio:
   Tax qualified .............................................             814,540          14.484129   11,797,902        10%
   Non-tax qualified .........................................              41,563          14.484129      602,004        10%
Dreyfus VIF - Quality Bond Portfolio:
   Tax qualified .............................................             501,628          11.873090    5,955,874        (1)%
   Non-tax qualified .........................................              30,684          11.873090      364,314        (1)%
Dreyfus VIF - Small Cap Portfolio:
   Tax qualified .............................................           3,949,521          20.350320   80,374,016        22%
   Non-tax qualified .........................................             118,642          20.350320    2,414,403        22%
Fidelity VIP - Equity-Income Portfolio:
   Tax qualified .............................................           4,882,606          23.766053  116,040,273         5%
   Non-tax qualified .........................................             899,955          23.766053   21,388,378         5%
Fidelity VIP - High Income Portfolio:
   Tax qualified .............................................           1,552,373          15.519485   24,092,029         7%
   Non-tax qualified .........................................              64,851          15.519485    1,006,454         7%

                                                                     (Continued)


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

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                                          ANNUAL
                                                                               UNITS           UNIT VALUE                RETURN(b)
                                                                               -----           ----------                ---------
  Janus AS - Janus Aspen
  International Growth Portfolio:
     Tax qualified .............................................                684,662         20.718419      14,185,114   80%
     Non-tax qualified .........................................                 28,317         20.718419         586,683   80%
  Nationwide SAT - Capital Appreciation Fund:
     Tax qualified .............................................              1,154,090         31.511115      36,366,663    3%
     Non-tax qualified .........................................                441,558         31.511115      13,913,985    3%
  Nationwide SAT - Government Bond Fund:
     Tax qualified .............................................              1,576,867         33.746688      53,214,039   (4)%
     Non-tax qualified .........................................                597,758         33.759140      20,179,796   (4)%
  Nationwide SAT - High Income Bond Fund:
     Tax qualified .............................................                 31,261         10.855151         339,343    2%
     Non-tax qualified .........................................                  1,363         10.855151          14,796    2%
  Nationwide SAT - Money Market Fund:
     Tax qualified .............................................              1,219,198         22.709765      27,687,700    3%
     Non-tax qualified .........................................                316,915         24.674569       7,819,741    3%
  Nationwide SAT - Total Return Fund:
     Tax qualified .............................................              3,167,075         97.698445     309,418,303    6%
     Non-tax qualified .........................................              1,062,496         94.888344     100,818,486    6%
  Neuberger &Berman AMT -
  Balanced Portfolio:
     Tax qualified .............................................              1,420,544         26.782503      38,045,724   32%
     Non-tax qualified .........................................                400,892         26.782503      10,736,891   32%
  Strong Opportunity Fund II, Inc.:
     Tax qualified .............................................              1,462,966         22.530007      32,960,634   33%
     Non-tax qualified .........................................                 68,512         22.530007       1,543,576   33%
  Templeton VPS - Templeton International Fund:
     Tax qualified .............................................              1,910,109         20.538218      39,230,235   22%
     Non-tax qualified .........................................                 60,501         20.538218       1,242,583   22%
                                                                            ===========        ==========
Reserves for annuity contracts in payout phase:
     Tax qualified .............................................                                                  418,884
     Non-tax qualified .........................................                                                  259,261
                                                                                                            -------------
                                                                                                          $ 1,210,908,663
                                                                                                            =============


(a) Non-annualized. The return was computed for the period 5/03/99 (effective date) through 12/31/99 for American Century VP - Balanced.
(b) The annual return does not include contract charges satisfied by surrendering units.






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                                       16

                           INDEPENDENT AUDITORS'REPORT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


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NATIONWIDE LIFE INSURANCE COMPANY                                 Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
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                                                                Columbus, Ohio
                                                                Permit No. 521




Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company